TAXES	12 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
TAXES

NOTE 12 – TAXES

(a) Corporate Income Taxes (“CIT”)

Dogness is incorporated in the BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to two-tier profit tax rates. The profits tax rate for the first HKD 2 million of assessable profits of a corporation will be subject to the lowered tax rate, 8.25% while the remaining assessable profits will be subject to the legacy tax rate, 16.5%. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (“FIEs”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. In October 2015, Dongguan Jiasheng, the Company’s main operating subsidiary in PRC, was approved as HNTEs and is entitled to a reduced income tax rate of 15% from 2015 to 2026.

EIT is typically governed by the local tax authority in China. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate the local economy. The corporate income taxes for the years ended June 30, 2026, 2025 and 2024 were reported at a reduced rate of 15% as a result of Dongguan Jiasheng being approved as HNTE. The impact of the tax holidays noted above decreased foreign taxes by $284,509, $253,052 and $297,975 for the years ended June 30, 2026, 2025 and 2024, respectively. The benefit of the tax holidays on net loss per share (basic and diluted) was $0.02, $0.02 and $0.03 for the years ended June 30, 2026, 2025 and 2024, respectively. As of June 30, 2026, all of the Company’s tax returns of its PRC subsidiaries, Hong Kong subsidiaries and U.S. subsidiary remain open for statutory examination by relevant tax authorities.

The loss before income taxes consists of the following:

	For the Years Ended June 30,
	2026	2025	2024
Non-PRC	$(769,223)	$(884,774)	$(1,636,657)
PRC	(28,045,882)	(5,293,549)	(4,911,592)
Loss before income taxes	$(28,815,105)	$(6,178,323)	$(6,548,249)

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the Years Ended June 30,
	2026	2025	2024
Statutory PRC income tax rate	25.0%	25.0%	25.0%
Effect of rate differential for Hong Kong and other outside PRC entities	(1.3)%	(3.0)%	(4.0)%
Effect of PRC preferential tax rate	(1.0)%	(4.1)%	(4.6)%
Change in valuation allowance	(9.0)%	(9.0)%	(8.6)%
Income tax payable reversed	1.6%	7.1%	(0.1)%
Permanent difference	(11.3)%	1.4%	(0.2)%
True up prior years’ tax	0.1%	-%	-%
Effective tax rate	4.1%	17.4%	7.5%

The provision for income tax consists of the following:

	For the Years Ended June 30,
	2026	2025	2024
Current income tax expense (benefit)
PRC	$(462,277)	$(436,610)	$105,641
Deferred income tax benefit
Non-PRC	-	-	(121,954)
PRC	(723,657)	(640,476)	(475,287)
Total income tax benefit	$(1,185,934)	$(1,077,086)	$(491,600)

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 12 – TAXES (continued)

The Company’s deferred tax assets consist of the following:

	As of	As of
	June 30, 2026	June 30, 2025
Deferred tax assets:
Net operating losses	$7,337,022	$5,523,037
Assets impairment reserve	2,031,536	611,486
Operating lease right-of-use lease assets net of lease liabilities	(38,834)	-
Others	(358,296)	(236,938)
Valuation allowance	(5,546,297)	(3,354,763)
Deferred tax assets, net	$3,425,131	$2,542,822

As of June 30, 2026 and 2025, the Company had total net operating loss carryforwards of $37.2 million and $29.4 million, respectively. These net operating losses may be utilized to offset future taxable income, subject to the relevant tax laws, utilization limitations, and expiration rules in the respective jurisdictions.

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold.

Under the applicable accounting standards, the Company has considered the Company’s history of losses and the uncertainty regarding future profitability and concluded that it is more likely than not that the Company will not generate future taxable income to utilize the deferred tax assets. A full valuation allowance has been maintained against the deferred tax assets of these entities.

As of June 30, 2026, net operating loss carryforward will expire, if unused, in the following amounts:

	Amount	Expiration Years
Mainland China	$30,956,432	2026 - 2036
Hong Kong	4,201,429	Indefinite
United States	2,061,654	2036-Indefinite
Total	$37,219,515

(b) Taxes Payable

The Company’s taxes payable consist of the following:

	As of	As of
	June 30, 2026	June 30, 2025
Corporate income tax payable	$107,599	$553,569
Other tax payable	685	13,113
Total taxes payable	$108,284	$566,682

The Company may be subject to challenges from various PRC taxing authorities regarding the amounts of taxes due, although the Company’s management believes the Company has paid or accrued for all taxes owed by the Company. According to PRC taxation regulation and administrative practice and procedures, the statute of limitations on tax authority’s audit or examination of previously filed tax returns expires three years from the date they were filed. The Company also obtained a written statement from the local tax authority that no additional taxes are due as of June 30, 2026. The Company continues to discuss with the local tax authority to try to settle the remaining tax liabilities as soon as practicable, mostly related to its unpaid income tax and business tax.

Due to uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with the interest and penalties on these unpaid tax balances. The final outcome of this tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statute of limitations.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)